Business Combination	9 Months Ended
Dec. 31, 2024
Business Combination
2. Business Combination
As discussed in Note 1, on May 13, 2024 (the “Closing Date”) the Company consummated the transactions contemplated by the Business Combination (the “Closing”).

The following table presents the number of LG Studios Common Shares issued in connection with the Closing:

Number of LG Studios Common Shares Issued
Shares issued to SEAC public shareholders (1)	7,027,873
Shares issued to SEAC Sponsor and its permitted transferees (2)	2,010,000
Shares issued to PIPE Investors (3)	25,759,430
Additional shares issued (4)	448,127

Total shares issued in Business Combination and related transactions	35,245,430
Shares issued to Lionsgate (5)	253,435,794

Total Lionsgate Studios Common Shares following the Closing of the Business Combination	288,681,224

(1)
Ref
lects 7,027,873 LG Studios Common Shares issued to holders of Class A ordinary shares of SEAC (the “SEAC Class A Ordinary Shares”) which were subject to possible redemption. This reflects the 75,000,000 SEAC Class A Ordinary Shares outstanding as of March 31, 2024, net of 67,972,127 SEAC Class A Ordinary Shares which were redeemed prior to the Closing for $730.1 million in aggregate at a weighted average redemption price of $10.745 per share.

(2)
Reflects 2,010,000 LG Studios Common Shares issued to Eagle Equity Partners V, LLC (the “SEAC Sponsor”) and its permitted transferees in connection with their SEAC Class A Ordinary Shares held after the conversion of their Class B ordinary shares of SEAC (the “SEAC Class B Ordinary Shares”) and repurchase of 16,740,000 SEAC Class B Ordinary Shares pursuant to the Sponsor Securities Repurchase, as described below, prior to the Business Combination. The number of LG Studios Common Shares issued excludes options issued in the Sponsor Securities Repurchase described below, for the purchase of 2,200,000 LG Studios Common Shares subject to certain vesting restrictions pursuant to the Sponsor Option Agreement described below.

(3)
Reflects 14,141,559 LG Studios Common Shares issued at a purchase price of $9.63 per share and 11,617,871 LG Studios Common Shares issued at a purchase price of $10.165 per share, to certain institutional and accredited investors (the “PIPE Investors”) pursuant to subscription agreements as described below. Amounts exclude 1,953,976 PIPE Shares for which Reduction Rights as described below were exercised.

(4)
Reflects 254,200
LG Studios Common Shares issued pursuant to share purchase and/or non-redemption agreements SEAC and New SEAC entered into with certain investors prior to the Business Combination and 193,927 LG Studios Common Shares issued to certain PIPE Investors for which Reduction Rights, as described below, were exercised.

(5)
Reflects 253,435,794
LG
Studios Common Shares issued to Lionsgate through a series of transactions, including an amalgamation of StudioCo and New SEAC, as consideration for the cancellation and exchange of each then issued and outstanding common share, without par value, of StudioCo. Under the recapitalization accounting, these shares are reflected as issued and outstanding as of the beginning of the earliest period presented in the unaudited condensed consolidated statements of equity (deficit).

The following table presents and reconciles elements of the Business Combination and related transactions to the consolidated statement of cash flows and the consolidated statement of equity (deficit) for the nine months ended December 31, 2024 (amounts in millions):

Gross cash proceeds from SEAC trust account, net of redemptions (1)	$75.7
Gross cash proceeds from PIPE Investment, net of Reduction Rights exercised (2)	254.3

Total gross cash proceeds	330.0
Less: SEAC warrant exchange payment (3)	(12.5)
Less: SEAC transaction costs	(20.1)
Less: Lionsgate Studios transaction costs	(19.2)

Net proceeds from the Business Combination and related equity issuances per the condensed consolidated statement of equity (deficit)	278.2
Add: Transaction costs accrued and not paid, net of transaction costs previously paid	3.5

Net cash proceeds from the Business Combination and related equity issuances per the condensed consolidated statement of cash flows	$281.7

(1)
Reflects the remaining $75.7 million in SEAC’s trust account, established at the consummation of SEAC’s initial public offering, after redemptions. As described above, 7,027,873 LG Studios Common Shares were issued to holders of SEAC Class A Ordinary Shares which were subject to possible redemption and not redeemed prior to the Closing.

(2)	Reflects the gross proceeds from the issuance of 25,759,430 LG Studios Common Shares to PIPE Investors, net of Reduction Rights exercised.
(3)
Prior to the Closing, each of the then issued and outstanding whole warrants of SEAC, sold as part of SEAC’s initial public offering (the “SEAC Public Warrants”) was automatically exchanged for $0.50 in cash pursuant to the terms of an amendment to the agreement governing the SEAC Public Warrants. As of the Closing, no SEAC Public Warrants were outstanding.

PIPE Investment
Concurrently with the execution of the Business Combination Agreement, SEAC, New SEAC and Lionsgate entered into subscription agreements with PIPE Investors (the “Initial Subscription Agreements”) pursuant to which PIPE Investors agreed to purchase from the Company an aggregate of 18,172,378 LG Studios Common Shares (the “Initial PIPE Shares”), at a purchase price of $9.63 per share, immediately following the Closing.
Pursuant to the Initial Subscription Agreements, certain PIPE Investors elected to offset their commitment under their Initial Subscription Agreement (the “Reduction Right”) with respect to 1,953,976 PIPE Shares, which reduced the Initial PIPE Shares to 16,218,402 shares. PIPE Investors that exercised Reduction Rights were entitled to purchase from SEAC a fractional share of newly issued SEAC Class A Ordinary Shares at a nominal purchase price for every SEAC Class A Ordinary Share for which it exercised its Reduction Right,
and
resulted in
193,927
newly issued SEAC Class A Ordinary Shares being issued, which ultimately resulted in
193,927
LG Studios
Common
Shares as reflected in the table above.
Prior to the
 close of the Business Combination, SEAC, New SEAC and Lionsgate entered into additional subscription agreements with additional PIPE Investors pursuant to which such PIPE Investors agreed to purchase from the Company an aggregate of
11,617,871
LG Studios Common Shares at a purchase price of $
10.165
per share, immediately following the
Closing.

The aggregate gross proceeds from the PIPE Investment received at the Closing was $
254.3
 million, which amount excludes an aggregate of approximately $
20.0
 million that remains due from a PIPE Investor that subscribed for
2,076,843
LG Studios Common Shares pursuant to the Initial Subscription Agreements and which shares, as of
December 31
,
2024, are pending issuance subject to receipt of such amount.
Sponsor Option; Lions Gate Parent Issuance and Sponsor Issuance
In connection with the Business Combination, SEAC repurchased 16,740,000 of the SEAC Class B Ordinary Shares, representing the SEAC Class B Ordinary Shares in excess of 1,800,000 held by SEAC Sponsor (the “Sponsor Securities Repurchase”), in exchange for an aggregate of $1.00 and 2,200,000 options of SEAC (the “SEAC Sponsor Options”) each of which entitled SEAC Sponsor to purchase one SEAC Class A Ordinary Share at $0.0001 per share, (the “Sponsor Option Agreement”). In connection with the Business Combination, the SEAC Sponsor Options ultimately became options to purchase LG Studios Common Shares pursuant to the terms of the Sponsor Option Agreement, see Note 13. After the repurchase of the SEAC Class B Ordinary Shares, there were 2,010,000 SEAC Class B Ordinary Shares outstanding (consisting of the 1,800,000 and 210,000 of SEAC Class B Ordinary Shares held by the SEAC Sponsor and the independent directors and advisors, respectively) which automatically converted into SEAC Class A Ordinary Shares and were exchanged for 2,010,000 LG Studios Common Shares as reflected in the table above.
Non-Redemption
Agreements
In connection with the Business Combination, SEAC and New SEAC entered into non-redemption
agreements with certain investors (the
“Non-Redemption
Investors”), pursuant to which
Non-Redemption
Investors who met the terms and conditions set forth in the
non-redemption
agreement were entitled to purchase from SEAC a fractional share of newly issued SEAC Class A Ordinary Shares at a nominal purchase price for every Purchase Commitment Share, as defined in the non-redemption
agreement, purchased. As a result, 254,200 newly issued SEAC Class A Ordinary Shares were issued to the
Non-Redemption
Investors, ultimately 254,200 LG Studios Common Shares as reflected in the table above.
Intercompany Note Repayment
Following the close of the Business Combination, the Company transferred the aggregate transaction proceeds less the SEAC warrant exchange payment and SEAC transaction expenses, in cash to Lionsgate in partial repayment of the In ter
company Note, see Note 7.